SUMMARY OF CURRENT AND NON-CURRENT PREPAYMENTS (Details) (Parenthetical) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Prepayments	$ 4,060,488	$ 5,168,362
Flooring [member]
IfrsStatementLineItems [Line Items]
Prepayments	3,700,000	4,800,000
Logs [member]
IfrsStatementLineItems [Line Items]
Prepayments	$ 100,000	$ 100,000